Finance Lease Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Finance Lease Liabilities [Line Items]
Minimum lease payments	₩ 381,742	₩ 556,276
Present value of minimum lease payments	283,806	418,260
Less than 1 year
Finance Lease Liabilities [Line Items]
Minimum lease payments	87,709	174,534
Present value of minimum lease payments	57,200	131,792
1~5 Years
Finance Lease Liabilities [Line Items]
Minimum lease payments	228,783	272,994
Present value of minimum lease payments	170,676	204,069
More than 5 years
Finance Lease Liabilities [Line Items]
Minimum lease payments	65,250	108,748
Present value of minimum lease payments	₩ 55,930	₩ 82,399